Dec. 31, 2017
Lazard Retirement Global Strategic Equity Portfolio
Lazard Retirement Global Strategic Equity Portfolio

LAZARD RETIREMENT SERIES, INC.

Lazard Retirement Global Strategic Equity Portfolio

Supplement to Current Prospectus

The following replaces the table in “Summary Section—Lazard Retirement Global Strategic Equity Portfolio—Fees and Expenses” in the Prospectus:

	Service Shares	Investor Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	.75%	.75%
Distribution and Service (12b-1) Fees	.25%	None
Other Expenses**	.16%	.16%
Total Annual Portfolio Operating Expenses	1.16%	.91%

*	Restated to reflect current management fee
**	“Other Expenses” are based on estimated amounts for the current fiscal year.

The following replaces the table in “Summary Section—Lazard Retirement Global Strategic Equity Portfolio—Example” in the Prospectus:

	1 Year	3 Years
Service Shares	$118	$368
Investor Shares	$93	$290